Other Disclosures - Related party disclosures (Details)			12 Months Ended
	Oct. 10, 2020	Oct. 10, 2016	Dec. 31, 2020 USD ($) EquityInstruments	Dec. 31, 2019 USD ($) EquityInstruments	Dec. 31, 2018 USD ($) EquityInstruments
Disclosure of transactions between related parties [line items]
Consulting agreement term		4 years
Shares outstanding | EquityInstruments			406,000	600,000	700,000
Purchase of services from NB			$ 77,000	$ 73,000	$ 76,000
Danish Legal Services			273,000	233,000	396,000
Consulting Services			14,000	35,000	71,000
Amounts owed to related parties			4,000		113,000
Guarantees provided to related parties			0
Share - based compensation paid			$ 259,000	1,266,000	3,088,000
Consultants
Disclosure of transactions between related parties [line items]
Shares outstanding | EquityInstruments			121,000
Board of Directors
Disclosure of transactions between related parties [line items]
Compensation			$ 60,000	60,000	60,000
Share - based compensation paid			9,000	117,000	495,000
Payment for partial repurchase of equity awards			$ 26,000	$ 63,000	$ 65,000
Director
Disclosure of transactions between related parties [line items]
Vesting term	P4Y